Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Payables and Accruals [Abstract]
Interest and related debt fees	$ 14,959	$ 16,173	$ 13,732
LNG terminal costs	1,047	977	1,122
Affiliate	16,121	2,525	1,075
Other	6,021	2,319	0
Total accrued liabilities	$ 38,148	$ 21,994	$ 15,929